Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	€ 9	€ 4
Equity securities	24	25
Debt securities	126	125
Real estate	11	11
Derivatives	41	43
Investment funds		1
Assets held by insurance companies	34	35
Other	15	19
Total	260	263
Level 1
Disclosure Of Benefit Plans [Line Items]
Cash and cash equivalents	9	4
Equity securities	24	25
Debt securities	126	125
Real estate	11	11
Derivatives	41	43
Investment funds		1
Assets held by insurance companies	4	32
Other	15	19
Total	230	260
Level 2 and 3 of fair value hierarchy
Disclosure Of Benefit Plans [Line Items]
Assets held by insurance companies	30	3
Total	€ 30	€ 3